EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Basic loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 7,412,149	R$ 13,243,423	R$ 1,399,758
Losses attributable to each class of shares - Discontinued Operation	3,284,975	18,955	(3,163,563)
Earnings for the year	10,697,124	13,262,378	(1,763,805)
Diluted loss per share
Earnings attributable to each class of shares - Continuous operation	7,412,149	13,243,423	2,406,051
Losses attributable to each class of shares - Discontinued Operation	3,284,975	18,955	(4,169,856)
Earnings for the year	10,697,124	13,262,378	(1,763,805)
Common shares
Basic loss per share
Earnings attributable to each class of shares - Continuous operation	5,842,099	10,438,185	1,124,922
Losses attributable to each class of shares - Discontinued Operation	2,589,148	14,940	(2,542,411)
Earnings for the year	R$ 8,431,247	R$ 10,453,125	R$ (1,417,489)
Weighted average shares outstanding, basic	1,087,050	1,087,050	1,087,050
% of shares in relation to total ( as a percent )	80.37%	80.37%	80.37%
Basic earnings per share of continuous operation (R$)	R$ 5.37	R$ 9.60	R$ 1.02
Basic earnings per share of discontinued operation (R$)	2.38	0.01	(2.34)
Net basic earnings per share (R$)	R$ 7.76	R$ 9.62	R$ (1.30)
Diluted loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 5,938,162	R$ 10,339,158	R$ 1,872,489
Losses attributable to each class of shares - Discontinued Operation	2,631,722	14,798	(3,245,155)
Earnings for the year	R$ 8,569,884	R$ 10,353,956	R$ (1,372,666)
Weighted average shares outstanding, diluted	1,288,843	1,087,050	1,087,050
% of shares in relation to total ( as a percent )	81.59%	79.42%	79.43%
Diluted earnings per share of continuous operation (R$)	R$ 4.61	R$ 9.51	R$ 1.02
Diluted earnings per share of discontinued operation (R$)	2.04	0.01	(2.99)
Net diluted earnings per share (R$)	6.65	9.52	(1.30)
Preferred shares
Basic loss per share
Basic earnings per share of continuous operation (R$)	5.91	10.56	1.02
Net basic earnings per share (R$)	8.53	10.58	(1.30)
Diluted loss per share
Diluted earnings per share of continuous operation (R$)	5.07	10.46	1.02
Net diluted earnings per share (R$)	R$ 7.31	R$ 10.48	R$ (1.30)
Class "A" preferred shares
Basic loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 869	R$ 1,552	R$ 152
Losses attributable to each class of shares - Discontinued Operation	385	2	(344)
Earnings for the year	R$ 1,253	R$ 1,554	R$ (192)
Weighted average shares outstanding, basic	147	147	147
% of shares in relation to total ( as a percent )	0.01%	0.01%	0.01%
Basic earnings per share of continuous operation (R$)	R$ 5.91	R$ 10.56	R$ 1.03
Basic earnings per share of discontinued operation (R$)	2.62	0.02	(2.34)
Net basic earnings per share (R$)	R$ 8.53	R$ 10.58	R$ (1.30)
Diluted loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 745	R$ 1,537	R$ 278
Losses attributable to each class of shares - Discontinued Operation	330	2	(482)
Earnings for the year	R$ 1,075	R$ 1,539	R$ (204)
Weighted average shares outstanding, diluted	147	147	147
% of shares in relation to total ( as a percent )	0.01%	0.01%	0.01%
Diluted earnings per share of continuous operation (R$)	R$ 5.07	R$ 10.46	R$ 1.89
Diluted earnings per share of discontinued operation (R$)	2.25	0.01	(3.28)
Net diluted earnings per share (R$)	R$ 7.31	R$ 10.48	R$ (1.39)
Class "B" preferred shares
Basic loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 1,569,182	R$ 2,803,686	R$ 274,684
Losses attributable to each class of shares - Discontinued Operation	695,442	4,013	(620,808)
Earnings for the year	R$ 2,264,624	R$ 2,807,699	R$ (346,124)
Weighted average shares outstanding, basic	265,437	265,437	265,437
% of shares in relation to total ( as a percent )	19.62%	19.62%	19.62%
Basic earnings per share of continuous operation (R$)	R$ 5.91	R$ 10.56	R$ 1.03
Basic earnings per share of discontinued operation (R$)	2.62	0.02	(2.34)
Net basic earnings per share (R$)	R$ 8.53	R$ 10.58	R$ (1.30)
Diluted loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 1,418,770	R$ 2,777,087	R$ 502,948
Losses attributable to each class of shares - Discontinued Operation	628,782	3,975	(871,645)
Earnings for the year	R$ 2,047,552	R$ 2,781,062	R$ (368,697)
Weighted average shares outstanding, diluted	279,941	265,437	265,437
% of shares in relation to total ( as a percent )	17.72%	19.39%	19.39%
Diluted earnings per share of continuous operation (R$)	R$ 5.07	R$ 10.46	R$ 1.89
Diluted earnings per share of discontinued operation (R$)	2.25	0.01	(3.28)
Net diluted earnings per share (R$)	R$ 7.31	R$ 10.48	R$ (1.39)
Preferential B Converted
Diluted loss per share
Earnings attributable to each class of shares - Continuous operation	R$ 54,473	R$ 125,641	R$ 30,336
Losses attributable to each class of shares - Discontinued Operation	24,142	180	(52,574)
Earnings for the year	R$ 78,614	R$ 125,821	R$ (22,238)
Weighted average shares outstanding, diluted	10,748	12,009	16,010
% of shares in relation to total ( as a percent )	0.68%	1.17%	1.17%
Diluted earnings per share of continuous operation (R$)	R$ 5.07	R$ 10.46	R$ 1.89
Diluted earnings per share of discontinued operation (R$)	2.25	0.01	(3.28)
Net diluted earnings per share (R$)	R$ 7.31	R$ 10.48	R$ (1.39)